Quarterly Financial Information (Unaudited) (Detail) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended									4 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Successor [Member]
Total revenue	$ 1,101.1	$ 1,087.0	$ 1,115.8	$ 1,134.3	$ 1,054.4	$ 1,106.7	$ 1,082.8	$ 1,122.2	$ 675.1	$ 0.0	$ 2,098.6	$ 2,188.7	$ 4,391.5	$ 3,986.8
Cost of goods sold	679.7	723.1	728.1	742.5	703.5	706.1	739.1	788.5	539.1	0.0	1,329.5	1,446.0	2,897.2	2,772.8
Net income (loss)	(24.3)	0.9	(18.3)	55.8	(3.7)	(47.0)	6.4	(21.8)	(156.5)	(29.0)	22.4	52.1	34.7	(218.9)
Net income (loss) attributable to controlling interests	$ (25.1)	$ (2.2)	$ (19.9)	$ 53.8	$ (4.3)	$ (49.3)	$ 5.0	$ (22.8)	$ (157.8)	$ (29.0)	$ 20.0	$ 49.5	$ 27.4	$ (224.9)
Basic net income (loss) per share	$ (0.11)	$ (0.01)	$ (0.09)	$ 0.23	$ (0.02)	$ (0.22)	$ 0.02	$ (0.10)	$ (0.67)	$ 0.00	$ 0.09	$ 0.22	$ 0.12	$ (0.97)
Diluted net income (loss) per share	$ (0.11)	$ (0.01)	$ (0.09)	$ 0.23	$ (0.02)	$ (0.22)	$ 0.02	$ (0.10)	$ (0.67)	$ 0.00	$ 0.08	$ 0.22	$ 0.12	$ (0.97)
Fair value step up of acquired inventory sold	$ 0.5			$ 0.0				$ 31.1	$ 72.6	$ 0.0	$ 0.5	$ 0.0	$ 0.0	$ 103.7
Quantifying Misstatement in Current Year Financial Statements, Amount		$ 3.8											0.4
Successor [Member] | Pension Plan [Member]
Recognized gain (loss) due to curtailments										$ 0.0			7.3	$ 0.0
Successor [Member] | Pension Plan [Member] | Selling, General and Administrative Expenses [Member]
Recognized gain (loss) due to curtailments			$ 7.3										7.3
Gains related to amendments to benefit plans				7.7
Prior Period Reclassification Adjustment [Member]
Net income (loss)				2.5	$ 2.8	$ 2.0	$ 1.4	5.1	3.0
Net income (loss) attributable to controlling interests				$ 2.5	$ 2.8	$ 2.0	$ 1.4	$ 5.1	$ 3.0
Carlyle Investment Management Llc [Member] | Successor [Member]
Pre tax charge related to management agreement		$ 13.4											$ 13.4